SHAREBASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Expense	$ 161	$ 287	$ 1,355	$ 2,200	$ 3,385
Share-based compensation expense			1,355	2,200	3,385
Cost of Goods Sold
Share-based Compensation Expense	0	0
Cost of Goods Sold
Share-based compensation expense			0	0	0
General and Administrative Expense [Member]
Share-based Compensation Expense	$ 161	$ 287
Share-based compensation expense			$ 1,355	$ 2,200	$ 3,385